INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Current	$(359)	$(277)	$-
Deferred	7,672	-	-
Disproportionate tax effect	-	1,444	-
Valuation allowance - change in estimate	(118)	(56,018)	-
Income tax expense (benefit)	$7,195	$(54,851)	$-

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate
A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income before income tax for the years ended December 31 follows:

	2014	2013	2012
	(In thousands)
Statutory rate applied to income before income tax	$8,826	$7,930	$9,169
Unrecognized tax benefit	(595)	(186)	-
Tax-exempt income	(522)	(402)	(453)
Bank owned life insurance	(480)	(477)	(568)
Net change in valuation allowance	(118)	(63,980)	(8,730)
Non-deductible meals, entertainment and memberships	53	55	55
Disproportionate tax effect	-	1,444	-
U.S. Treasury warrant	-	359	100
Share-based compensation	-	8	258
Other, net	31	398	169
Income tax expense (benefit)	$7,195	$(54,851)	$-

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2014	2013
	(In thousands)
Deferred tax assets
Loss carryforwards	$32,933	$38,027
Allowance for loan losses	9,099	11,317
Fixed assets	3,239	3,081
Alternative minimum tax credit carry forward	3,037	2,672
Purchase premiums, net	2,050	2,280
Valuation allowance on other real estate owned	879	1,431
Share based payments	684	402
Unrealized loss on trading securities	559	456
Vehicle service contract counterparty contingency reserve	521	523
Deferred compensation	448	523
Other than temporary impairment charge on securities available for sale	436	466
Non accrual loan interest income	244	325
Loss reimbursement on sold loans reserve	242	492
Reserve for unfunded lending commitments	189	178
Unrealized loss on derivative financial instruments	-	133
Unrealized loss on securities available for sale	-	1,723
Other	-	40
Gross deferred tax assets	54,560	64,069
Valuation allowance	(1,019)	(1,137)
Total net deferred tax assets	53,541	62,932
Deferred tax liabilities
Mortgage servicing rights	4,237	4,799
Deferred loan fees	260	265
Federal Home Loan Bank stock	196	318
Unrealized gain on securities available for sale	87	-
Other	129	-
Gross deferred tax liabilities	4,909	5,382
Net deferred tax assets	$48,632	$57,550

Schedule of federal net operating loss forwards
At December 31, 2014, we had federal net operating loss (“NOL”) carryforwards of approximately $92.4 million which, if not used against taxable income, will expire as follows:

(In thousands)
2029	$11,285
2030	26,254
2031	17,170
2032	37,739
Total	$92,448

Schedule of changes in unrecognized tax benefits
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2014	2013	2012
	(In thousands)
Balance at beginning of year	$1,672	$1,871	$2,139
Additions based on tax positions related to the current year	18	11	15
Reductions due to the statute of limitations	(595)	(186)	(56)
Reductions due to settlements	(4)	(24)	(227)
Balance at end of year	$1,091	$1,672	$1,871